Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

	December 31,	December 31,
	2024	2023

Equipment and machinery	$5,318,472	$5,469,683
Factory and Building	6,991,743	5,455,619
Furniture and office equipment	4,140	4,257
Auto vehicles	22,991	23,645
Leasehold improvement	156,490	118,673
Minus: Accumulated depreciation and amortization	(2,630,922)	(2,010,404)
Property plant and equipment, net	$9,862,914	$9,061,473